Financial Instruments and Financial Risk Management (Tables)	3 Months Ended
Sep. 30, 2024
Financial Instruments and Financial Risk Management
Schedule of Fair Value Measurement by Levels of Financial Assets

The following table sets forth the Company’s financial assets measured at fair value by level within the fair value hierarchy:

September 30, 2024	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$48,575	$48,575
Investment in Aqualung	—	—	2,521	2,521

(1)
Includes $28,678 and $19,897 related to SWA Lithium and Texas Lithium, respectively.

June 30, 2024	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$47,086	$47,086
Investment in Aqualung	—	—	2,500	2,500

(1)
Includes $27,943 and $19,143 related to SWA Lithium and Texas Lithium, respectively.

Schedule of Assets and Liabilities Exposed to Currency Risk

	September 30, 2024	June 30, 2024
Cash	$4,314	$5,879
Accounts payable	—	4